Schedule of Investments (unaudited)
January 31, 2025
iShares® iBonds® Dec 2029 Term Corporate ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Aerospace & Defense — 1.5%
Boeing Co. (The)
3.20%, 03/01/29	$5,322	$4,928,773
6.30%, 05/01/29	6,790	7,059,133
Howmet Aerospace Inc., 3.00%, 01/15/29	4,110	3,835,475
L3Harris Technologies Inc.
2.90%, 12/15/29	2,242	2,037,553
5.05%, 06/01/29(a)	4,051	4,066,799
Lockheed Martin Corp., 4.50%, 02/15/29(a)	4,062	4,027,922
Northrop Grumman Corp., 4.60%, 02/01/29(a)	3,225	3,201,526
RTX Corp.
5.75%, 01/15/29	2,535	2,617,649
7.50%, 09/15/29	2,115	2,339,736
		34,114,566
Agriculture — 1.7%
Altria Group Inc., 4.80%, 02/14/29	9,410	9,333,230
BAT Capital Corp., 3.46%, 09/06/29(a)	2,663	2,491,297
BAT International Finance PLC, 5.93%, 02/02/29(a)	5,135	5,292,453
Bunge Ltd. Finance Corp., 4.20%, 09/17/29	3,758	3,646,784
Philip Morris International Inc.
3.38%, 08/15/29(a)	3,587	3,372,531
4.63%, 11/01/29(a)	4,140	4,095,457
4.88%, 02/13/29(a)	4,502	4,503,255
5.63%, 11/17/29	5,821	5,999,740
		38,734,747
Airlines — 0.2%
American Airlines Pass-Through Trust
Series 2017-1, Class AA, 3.65%, 02/15/29	1,272	1,210,053
Series 2017-2, Class AA, 3.35%, 04/15/31(a)	1,405	1,315,846
Delta Air Lines Inc., 3.75%, 10/28/29(a)	2,380	2,240,378
		4,766,277
Auto Manufacturers — 4.2%
American Honda Finance Corp.
2.25%, 01/12/29	2,998	2,712,252
4.40%, 09/05/29	3,945	3,853,855
4.90%, 03/13/29	3,115	3,115,393
Cummins Inc., 4.90%, 02/20/29(a)	2,791	2,810,500
Ford Motor Credit Co. LLC
2.90%, 02/10/29(a)	3,893	3,502,182
5.11%, 05/03/29(a)	7,050	6,884,389
5.30%, 09/06/29	4,175	4,099,213
5.80%, 03/08/29	7,547	7,563,526
5.88%, 11/07/29	6,130	6,137,303
General Motors Co., 5.40%, 10/15/29(a)	4,627	4,659,361
General Motors Financial Co. Inc.
4.30%, 04/06/29(a)	5,611	5,414,681
4.90%, 10/06/29(a)	4,915	4,833,315
5.55%, 07/15/29	5,915	5,981,648
5.65%, 01/17/29(a)	2,194	2,227,019
5.80%, 01/07/29(a)	6,986	7,117,159
PACCAR Financial Corp.
4.00%, 09/26/29	2,495	2,417,851
4.60%, 01/31/29(a)	3,065	3,058,464
Toyota Motor Corp., 2.76%, 07/02/29(a)	1,727	1,596,834
Toyota Motor Credit Corp.
3.65%, 01/08/29	2,699	2,591,598
4.45%, 06/29/29(a)	3,992	3,944,464
4.55%, 08/09/29(a)	4,417	4,377,290
4.65%, 01/05/29(a)	3,640	3,627,864
Security	Par (000)	Value
Auto Manufacturers (continued)
5.05%, 05/16/29	$4,421	$4,461,137
		96,987,298
Auto Parts & Equipment — 0.5%
Aptiv PLC, 4.35%, 03/15/29	1,615	1,567,533
Aptiv PLC/Aptiv Global Financing DAC, 4.65%, 09/13/29(a)	2,835	2,763,664
BorgWarner Inc., 4.95%, 08/15/29(a)	3,067	3,053,913
Lear Corp., 4.25%, 05/15/29	2,046	1,975,952
Magna International Inc., 5.05%, 03/14/29	2,530	2,545,344
		11,906,406
Banks — 7.0%
Banco Bilbao Vizcaya Argentaria SA, 5.38%, 03/13/29(a)	5,135	5,193,483
Banco Santander SA, 3.31%, 06/27/29(a)	4,692	4,374,584
Bank of New York Mellon Corp. (The)
3.30%, 08/23/29	3,821	3,559,937
3.85%, 04/26/29(a)	2,947	2,851,520
Series J, 1.90%, 01/25/29	1,693	1,524,099
Bank of Nova Scotia (The), 5.45%, 08/01/29(a)	3,790	3,860,989
Canadian Imperial Bank of Commerce, 5.26%, 04/08/29	6,315	6,378,163
Citibank NA, 4.84%, 08/06/29	7,885	7,890,949
Comerica Inc., 4.00%, 02/01/29(a)	3,081	2,936,213
Cooperatieve Rabobank UA/New York
4.49%, 10/17/29(a)	2,405	2,377,774
4.80%, 01/09/29	2,405	2,410,366
Deutsche Bank AG/New York, 5.41%, 05/10/29(a)	4,941	5,019,824
ING Groep NV, 4.05%, 04/09/29(a)	5,393	5,190,840
KeyBank NA/Cleveland OH, 3.90%, 04/13/29	1,681	1,588,110
KeyCorp, 2.55%, 10/01/29(a)	4,089	3,650,427
Mitsubishi UFJ Financial Group Inc.
3.20%, 07/18/29	8,045	7,481,350
3.74%, 03/07/29	7,141	6,864,439
National Australia Bank Ltd./New York, 4.79%, 01/10/29(a)	5,135	5,162,869
National Bank of Canada, 4.50%, 10/10/29	4,828	4,724,831
Northern Trust Corp., 3.15%, 05/03/29	2,678	2,523,378
PNC Bank NA, 2.70%, 10/22/29	3,861	3,477,187
PNC Financial Services Group Inc. (The), 3.45%, 04/23/29	7,617	7,226,671
Royal Bank of Canada, 4.95%, 02/01/29	5,722	5,743,232
State Street Bank & Trust Co., 4.78%, 11/23/29	2,284	2,284,231
Sumitomo Mitsui Financial Group Inc.
2.47%, 01/14/29	2,380	2,170,900
2.72%, 09/27/29(a)	2,297	2,078,081
3.04%, 07/16/29	12,334	11,355,750
3.20%, 09/17/29(a)	2,108	1,948,046
5.32%, 07/09/29	3,551	3,596,405
Toronto-Dominion Bank (The), 4.99%, 04/05/29	5,085	5,090,447
Truist Financial Corp., 3.88%, 03/19/29(a)	3,298	3,149,681
U.S. Bancorp, 3.00%, 07/30/29(a)	4,839	4,442,286
Webster Financial Corp., 4.10%, 03/25/29(a)	1,170	1,117,629
Wells Fargo & Co.
4.15%, 01/24/29(a)	12,636	12,318,874
Series B, 7.95%, 11/15/29	1,528	1,697,827
Westpac Banking Corp., 5.05%, 04/16/29	3,685	3,730,779
Wintrust Financial Corp., 4.85%, 06/06/29(a)	1,285	1,227,907
Zions Bancorp NA, 3.25%, 10/29/29	2,135	1,908,855
		160,128,933

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® iBonds® Dec 2029 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages — 2.6%
Anheuser-Busch InBev Worldwide Inc., 4.75%, 01/23/29	$20,225	$20,248,796
Coca-Cola Co. (The), 2.13%, 09/06/29(a)	4,883	4,385,773
Coca-Cola Consolidated Inc., 5.25%, 06/01/29(a)	3,621	3,666,834
Constellation Brands Inc.
3.15%, 08/01/29	4,419	4,080,573
4.80%, 01/15/29	1,738	1,727,541
Diageo Capital PLC, 2.38%, 10/24/29(a)	4,781	4,301,847
Keurig Dr Pepper Inc.
3.95%, 04/15/29	4,960	4,772,960
5.05%, 03/15/29	4,320	4,336,212
PepsiCo Inc.
2.63%, 07/29/29(a)	5,039	4,628,812
4.50%, 07/17/29	3,560	3,549,209
7.00%, 03/01/29(a)	2,284	2,483,023
Pepsico Singapore Financing I Pte Ltd., 4.55%, 02/16/29(a)	2,010	1,999,089
		60,180,669
Biotechnology — 0.7%
Amgen Inc.
3.00%, 02/22/29	3,532	3,296,652
4.05%, 08/18/29	6,122	5,910,080
Gilead Sciences Inc., 4.80%, 11/15/29	4,445	4,433,251
Royalty Pharma PLC, 5.15%, 09/02/29	2,636	2,632,138
		16,272,121
Building Materials — 0.8%
CRH SMW Finance DAC, 5.20%, 05/21/29	3,345	3,367,655
Fortune Brands Innovations Inc., 3.25%, 09/15/29(a)	3,564	3,299,728
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 5.50%, 04/19/29	3,310	3,377,451
Owens Corning, 3.95%, 08/15/29	2,916	2,794,149
Trane Technologies Financing Ltd., 3.80%, 03/21/29	3,785	3,636,628
Vulcan Materials Co., 4.95%, 12/01/29	2,880	2,878,929
		19,354,540
Chemicals — 1.6%
Air Products and Chemicals Inc., 4.60%, 02/08/29(a)	3,883	3,875,924
Cabot Corp., 4.00%, 07/01/29	1,664	1,590,824
Celanese U.S. Holdings LLC, 6.58%, 07/15/29	3,442	3,535,264
Dow Chemical Co. (The), 7.38%, 11/01/29(a)	3,950	4,333,996
Eastman Chemical Co., 5.00%, 08/01/29	2,641	2,637,674
FMC Corp., 3.45%, 10/01/29	2,802	2,590,532
Huntsman International LLC, 4.50%, 05/01/29	4,023	3,845,969
Nutrien Ltd., 4.20%, 04/01/29	4,168	4,053,946
PPG Industries Inc., 2.80%, 08/15/29(a)	1,297	1,185,568
Rohm & Haas Co., 7.85%, 07/15/29	2,868	3,158,214
RPM International Inc., 4.55%, 03/01/29(a)	1,952	1,923,019
Sherwin-Williams Co. (The), 2.95%, 08/15/29(a)	4,078	3,751,443
		36,482,373
Commercial Services — 2.0%
Equifax Inc., 4.80%, 09/15/29	3,782	3,746,445
Global Payments Inc.
3.20%, 08/15/29	6,391	5,881,397
5.30%, 08/15/29	2,650	2,659,173
GXO Logistics Inc., 6.25%, 05/06/29(a)	3,172	3,254,759
Moody's Corp., 4.25%, 02/01/29(a)	2,057	2,018,445
PayPal Holdings Inc., 2.85%, 10/01/29(a)	7,633	7,023,238
RELX Capital Inc., 4.00%, 03/18/29	4,793	4,639,345
Security	Par (000)	Value
Commercial Services (continued)
S&P Global Inc.
2.50%, 12/01/29(a)	$2,778	$2,503,286
2.70%, 03/01/29	5,787	5,347,859
4.25%, 05/01/29(a)	4,311	4,220,699
Verisk Analytics Inc., 4.13%, 03/15/29	3,777	3,664,433
		44,959,079
Computers — 2.7%
Accenture Capital Inc., 4.05%, 10/04/29	5,045	4,916,063
Apple Inc.
2.20%, 09/11/29	7,766	7,020,776
3.25%, 08/08/29(a)	4,547	4,315,093
Dell International LLC/EMC Corp., 5.30%, 10/01/29	8,510	8,591,474
Genpact Luxembourg SARL/Genpact USA Inc., 6.00%, 06/04/29	2,275	2,333,448
Hewlett Packard Enterprise Co., 4.55%, 10/15/29	8,950	8,824,040
HP Inc., 4.00%, 04/15/29	5,300	5,089,343
IBM International Capital Pte Ltd., 4.60%, 02/05/29(a)	2,610	2,595,367
International Business Machines Corp., 3.50%, 05/15/29(a)	16,207	15,391,885
Western Digital Corp., 2.85%, 02/01/29	1,730	1,552,492
		60,629,981
Cosmetics & Personal Care — 0.8%
Estee Lauder Companies Inc. (The), 2.38%, 12/01/29(a)	3,752	3,352,083
Haleon U.S. Capital LLC, 3.38%, 03/24/29	5,132	4,840,971
Procter & Gamble Co. (The)
4.15%, 10/24/29(a)	2,265	2,239,368
4.35%, 01/29/29(a)	2,515	2,506,406
Unilever Capital Corp., 2.13%, 09/06/29	5,049	4,512,272
		17,451,100
Diversified Financial Services — 3.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.63%, 09/10/29(a)	6,778	6,634,584
5.10%, 01/19/29(a)	4,159	4,167,361
Air Lease Corp.
3.25%, 10/01/29(a)	2,814	2,604,673
5.10%, 03/01/29(a)	2,770	2,778,206
American Express Co., 4.05%, 05/03/29	4,865	4,750,149
BGC Group Inc., 6.60%, 06/10/29	2,795	2,861,307
Brookfield Finance Inc., 4.85%, 03/29/29	5,587	5,565,638
Charles Schwab Corp. (The)
2.75%, 10/01/29	2,573	2,345,866
3.25%, 05/22/29	3,009	2,828,432
4.00%, 02/01/29(a)	3,684	3,584,056
Enact Holdings Inc., 6.25%, 05/28/29	3,943	4,023,121
Intercontinental Exchange Inc., 4.35%, 06/15/29	7,037	6,917,075
Lazard Group LLC, 4.38%, 03/11/29	2,934	2,853,299
Marex Group PLC, 6.40%, 11/04/29	2,945	2,977,855
Mastercard Inc., 2.95%, 06/01/29(a)	4,444	4,151,150
Nomura Holdings Inc.
2.71%, 01/22/29	2,522	2,301,285
5.61%, 07/06/29(a)	3,074	3,131,836
ORIX Corp., 4.65%, 09/10/29	2,549	2,514,247
Radian Group Inc., 6.20%, 05/15/29	3,421	3,516,142
Synchrony Financial, 5.15%, 03/19/29	3,423	3,387,556
		73,893,838

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® iBonds® Dec 2029 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric — 7.2%
AEP Texas Inc., 5.45%, 05/15/29	$2,445	$2,483,843
Ameren Corp., 5.00%, 01/15/29(a)	3,840	3,838,709
American Electric Power Co. Inc., 5.20%, 01/15/29	5,165	5,197,753
Arizona Public Service Co., 2.60%, 08/15/29(a)	1,872	1,694,754
Avangrid Inc., 3.80%, 06/01/29(a)	3,388	3,218,318
Black Hills Corp., 3.05%, 10/15/29	1,987	1,817,815
CenterPoint Energy Inc., 5.40%, 06/01/29	3,960	4,006,309
Connecticut Light and Power Co. (The), 4.65%, 01/01/29(a)	1,690	1,686,170
Consumers Energy Co.
4.60%, 05/30/29(a)	3,065	3,044,332
4.90%, 02/15/29	2,415	2,423,326
DTE Energy Co.
5.10%, 03/01/29(a)	6,803	6,823,889
Series C, 3.40%, 06/15/29(a)	2,039	1,908,969
Duke Energy Carolinas LLC, 2.45%, 08/15/29(a)	2,113	1,909,027
Duke Energy Corp.
3.40%, 06/15/29	2,798	2,627,474
4.85%, 01/05/29(a)	3,046	3,041,088
Duke Energy Florida LLC, 2.50%, 12/01/29(a)	3,332	3,007,195
Duke Energy Ohio Inc., 3.65%, 02/01/29	2,053	1,968,521
Duke Energy Progress LLC, 3.45%, 03/15/29	2,645	2,514,872
Edison International
5.45%, 06/15/29(a)	2,435	2,302,571
6.95%, 11/15/29(a)	2,730	2,725,125
Entergy Texas Inc., 4.00%, 03/30/29	1,752	1,698,601
Evergy Inc., 2.90%, 09/15/29	4,007	3,646,401
Eversource Energy
5.95%, 02/01/29	4,211	4,338,427
Series O, 4.25%, 04/01/29	2,341	2,268,246
Exelon Corp., 5.15%, 03/15/29	3,166	3,187,390
Florida Power & Light Co., 5.15%, 06/15/29	3,756	3,808,574
Georgia Power Co., Series B, 2.65%, 09/15/29	3,235	2,939,982
Interstate Power & Light Co., 3.60%, 04/01/29(a)	1,462	1,389,760
MidAmerican Energy Co., 3.65%, 04/15/29	4,230	4,041,217
National Rural Utilities Cooperative Finance Corp.
3.70%, 03/15/29(a)	1,825	1,747,424
4.85%, 02/07/29	2,565	2,566,315
5.15%, 06/15/29	2,586	2,616,160
Nevada Power Co., Series CC, 3.70%, 05/01/29	3,176	3,041,292
NextEra Energy Capital Holdings Inc.
2.75%, 11/01/29	5,216	4,731,626
3.50%, 04/01/29	2,348	2,220,111
4.90%, 03/15/29	4,169	4,159,143
NSTAR Electric Co., 3.25%, 05/15/29	1,786	1,674,525
OGE Energy Corp., 5.45%, 05/15/29	1,650	1,677,607
Oncor Electric Delivery Co. LLC
4.65%, 11/01/29(a)	2,885	2,861,522
5.75%, 03/15/29	1,461	1,508,964
Pacific Gas and Electric Co.
4.20%, 03/01/29	1,820	1,733,516
5.55%, 05/15/29	4,205	4,194,354
6.10%, 01/15/29	4,185	4,249,667
PacifiCorp
3.50%, 06/15/29(a)	1,933	1,824,419
5.10%, 02/15/29	2,531	2,547,188
Public Service Electric & Gas Co., 3.20%, 05/15/29	1,349	1,268,047
Public Service Enterprise Group Inc., 5.20%, 04/01/29(a)	4,245	4,281,304
Sempra, 3.70%, 04/01/29(a)	2,715	2,571,491
Security	Par (000)	Value
Electric (continued)
Southern California Edison Co.
2.85%, 08/01/29	$2,242	$2,015,220
5.15%, 06/01/29	2,760	2,727,017
6.65%, 04/01/29	1,499	1,515,425
Series A, 4.20%, 03/01/29(a)	2,418	2,308,066
Southern Co. (The), 5.50%, 03/15/29	5,236	5,343,615
Tampa Electric Co., 4.90%, 03/01/29	2,250	2,252,857
Union Electric Co., 3.50%, 03/15/29	2,389	2,271,781
Virginia Electric & Power Co., Series A, 2.88%, 07/15/29	2,573	2,371,342
Wisconsin Electric Power Co., 5.00%, 05/15/29	1,530	1,542,088
Wisconsin Power and Light Co., 3.00%, 07/01/29	1,615	1,492,247
Wisconsin Public Service Corp., 4.55%, 12/01/29	1,395	1,377,103
Xcel Energy Inc., 2.60%, 12/01/29	3,066	2,737,502
		164,987,596
Electronics — 1.1%
Allegion PLC, 3.50%, 10/01/29(a)	2,160	2,024,359
Amphenol Corp.
4.35%, 06/01/29	2,493	2,443,165
5.05%, 04/05/29(a)	2,090	2,105,653
Arrow Electronics Inc., 5.15%, 08/21/29	2,657	2,651,669
Flex Ltd., 4.88%, 06/15/29(a)	2,985	2,942,584
Honeywell International Inc.
2.70%, 08/15/29(a)	3,525	3,241,666
4.25%, 01/15/29(a)	3,460	3,419,163
4.88%, 09/01/29	2,391	2,409,912
Jabil Inc., 5.45%, 02/01/29(a)	1,840	1,857,660
Keysight Technologies Inc., 3.00%, 10/30/29(a)	2,847	2,604,140
		25,699,971
Engineering & Construction — 0.1%
MasTec Inc., 5.90%, 06/15/29	2,045	2,084,401
Entertainment — 0.3%
Warnermedia Holdings Inc., 4.05%, 03/15/29	7,400	6,947,010
Environmental Control — 0.7%
Republic Services Inc.
4.88%, 04/01/29	3,735	3,739,382
5.00%, 11/15/29(a)	2,538	2,552,144
Waste Connections Inc., 3.50%, 05/01/29(a)	2,283	2,166,258
Waste Management Inc.
2.00%, 06/01/29(a)	3,218	2,881,316
3.88%, 01/15/29(b)	1,135	1,097,506
4.88%, 02/15/29(a)	3,725	3,755,089
		16,191,695
Food — 1.3%
Ahold Finance USA LLC, 6.88%, 05/01/29(a)	2,475	2,667,897
Hershey Co. (The), 2.45%, 11/15/29	1,486	1,345,123
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 3.00%, 02/02/29	2,723	2,509,837
Kraft Heinz Foods Co., 4.63%, 01/30/29(a)	2,203	2,188,546
Kroger Co. (The), 4.50%, 01/15/29	3,194	3,157,191
Mondelez International Inc., 4.75%, 02/20/29	2,980	2,972,931
Sysco Corp., 5.75%, 01/17/29(a)	2,900	2,987,637
The Campbell's Co., 5.20%, 03/21/29	3,150	3,178,533
Tyson Foods Inc.
4.35%, 03/01/29	5,058	4,922,752
5.40%, 03/15/29	3,251	3,291,950
		29,222,397
Forest Products & Paper — 0.5%
Georgia-Pacific LLC, 7.75%, 11/15/29	2,455	2,764,186

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® iBonds® Dec 2029 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Forest Products & Paper (continued)
Suzano Austria GmbH, 6.00%, 01/15/29	$7,999	$8,092,999
		10,857,185
Gas — 0.6%
Atmos Energy Corp., 2.63%, 09/15/29	2,530	2,309,408
NiSource Inc.
2.95%, 09/01/29	3,713	3,409,546
5.20%, 07/01/29	2,892	2,916,929
ONE Gas Inc., 5.10%, 04/01/29	2,665	2,688,513
Piedmont Natural Gas Co. Inc., 3.50%, 06/01/29(a)	2,938	2,776,803
		14,101,199
Health Care - Products — 1.6%
Agilent Technologies Inc., 2.75%, 09/15/29(a)	2,224	2,025,587
DH Europe Finance II SARL, 2.60%, 11/15/29	4,354	3,953,747
GE HealthCare Technologies Inc., 4.80%, 08/14/29	5,582	5,548,811
Revvity Inc., 3.30%, 09/15/29	4,158	3,850,101
Solventum Corp., 5.40%, 03/01/29	7,165	7,246,331
Stryker Corp., 4.25%, 09/11/29	4,295	4,192,631
Thermo Fisher Scientific Inc.
2.60%, 10/01/29(a)	4,279	3,899,829
5.00%, 01/31/29(a)	5,165	5,220,666
		35,937,703
Health Care - Services — 4.3%
Ascension Health, Series B, 2.53%, 11/15/29(a)	4,191	3,793,951
Centene Corp., 4.63%, 12/15/29	17,102	16,271,692
Cigna Group (The), 5.00%, 05/15/29(a)	5,622	5,636,208
CommonSpirit Health, 3.35%, 10/01/29(a)	3,085	2,877,126
Elevance Health Inc.
2.88%, 09/15/29	4,158	3,805,326
5.15%, 06/15/29(a)	3,015	3,045,048
HCA Inc.
3.38%, 03/15/29	3,800	3,545,185
4.13%, 06/15/29	8,991	8,623,909
5.88%, 02/01/29(a)	4,394	4,495,308
Humana Inc.
3.13%, 08/15/29	2,258	2,071,952
3.70%, 03/23/29	3,274	3,103,337
ICON Investments Six DAC, 5.85%, 05/08/29	3,530	3,605,826
IQVIA Inc., 6.25%, 02/01/29	6,386	6,617,409
Laboratory Corp. of America Holdings, 2.95%, 12/01/29	3,387	3,082,919
Providence St. Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/29	3,162	2,846,763
Quest Diagnostics Inc.
4.20%, 06/30/29	2,735	2,658,370
4.63%, 12/15/29	3,227	3,188,357
Rush Obligated Group, Series 2020, 3.92%, 11/15/29(a)	988	951,184
UnitedHealth Group Inc.
2.88%, 08/15/29(a)	4,878	4,503,835
4.00%, 05/15/29	4,606	4,463,431
4.25%, 01/15/29(a)	5,667	5,564,335
4.70%, 04/15/29(a)	1,875	1,869,335
Universal Health Services Inc., 4.63%, 10/15/29	2,430	2,348,453
		98,969,259
Holding Companies - Diversified — 3.2%
Apollo Debt Solutions BDC, 6.90%, 04/13/29(a)(b)	4,745	4,928,162
Ares Capital Corp.
5.88%, 03/01/29(a)	5,195	5,255,305
5.95%, 07/15/29	4,335	4,392,543
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Ares Strategic Income Fund, 6.35%, 08/15/29(a)(b)	$3,671	$3,739,015
Barings BDC Inc., 7.00%, 02/15/29	1,705	1,751,840
Blackstone Private Credit Fund
4.00%, 01/15/29(a)	2,660	2,510,924
5.60%, 11/22/29(b)	2,175	2,150,416
5.95%, 07/16/29	2,085	2,103,307
Blue Owl Capital Corp., 5.95%, 03/15/29(a)	3,560	3,580,558
Blue Owl Credit Income Corp.
6.60%, 09/15/29(b)	3,036	3,103,122
7.75%, 01/15/29	2,849	3,036,552
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/29(a)	3,510	3,565,270
Franklin BSP Capital Corp., 7.20%, 06/15/29(b)	1,986	2,031,843
FS KKR Capital Corp.
6.88%, 08/15/29(a)	2,588	2,678,353
7.88%, 01/15/29	1,975	2,102,468
Golub Capital BDC Inc., 6.00%, 07/15/29	3,924	3,940,075
Golub Capital Private Credit Fund, 5.80%, 09/12/29(b)	2,298	2,264,784
HPS Corporate Lending Fund
6.25%, 09/30/29(a)(b)	1,975	2,004,115
6.75%, 01/30/29(a)(b)	2,475	2,551,321
Main Street Capital Corp., 6.95%, 03/01/29(a)	1,659	1,724,558
Morgan Stanley Direct Lending Fund, 6.15%, 05/17/29(b)	2,045	2,058,067
New Mountain Finance Corp., 6.88%, 02/01/29	1,667	1,693,123
Oaktree Specialty Lending Corp., 7.10%, 02/15/29	1,655	1,708,808
Oaktree Strategic Credit Fund, 6.50%, 07/23/29	1,860	1,893,996
Sixth Street Lending Partners, 6.50%, 03/11/29	3,316	3,389,220
Sixth Street Specialty Lending Inc., 6.13%, 03/01/29(a)	1,995	2,017,482
		72,175,227
Home Builders — 0.1%
Toll Brothers Finance Corp., 3.80%, 11/01/29	2,415	2,278,010
Home Furnishings — 0.3%
Leggett & Platt Inc., 4.40%, 03/15/29(a)	2,649	2,510,881
Whirlpool Corp., 4.75%, 02/26/29(a)	3,721	3,652,280
		6,163,161
Household Products & Wares — 0.3%
Clorox Co. (The), 4.40%, 05/01/29	2,690	2,646,005
Kimberly-Clark Corp., 3.20%, 04/25/29	3,292	3,110,239
		5,756,244
Insurance — 3.4%
Allstate Corp. (The), 5.05%, 06/24/29	2,605	2,619,286
American National Group Inc., 5.75%, 10/01/29	2,540	2,543,657
Aon Corp., 3.75%, 05/02/29	3,703	3,531,668
Aon North America Inc., 5.15%, 03/01/29	5,490	5,525,664
Arthur J Gallagher & Co., 4.85%, 12/15/29	2,750	2,729,655
Axis Specialty Finance LLC, 3.90%, 07/15/29(a)	1,425	1,354,670
Brown & Brown Inc., 4.50%, 03/15/29	1,875	1,838,457
Chubb INA Holdings LLC, 4.65%, 08/15/29(a)	3,632	3,610,105
CNA Financial Corp., 3.90%, 05/01/29	2,443	2,337,667
CNO Financial Group Inc., 5.25%, 05/30/29(a)	2,766	2,748,701
Corebridge Financial Inc., 3.85%, 04/05/29	5,039	4,807,815
Enstar Group Ltd., 4.95%, 06/01/29	2,512	2,468,140
Essent Group Ltd., 6.25%, 07/01/29	2,343	2,389,966
F&G Annuities & Life Inc., 6.50%, 06/04/29	2,805	2,865,070
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29	2,892	2,646,289

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® iBonds® Dec 2029 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Markel Group Inc., 3.35%, 09/17/29	$1,688	$1,571,670
Marsh & McLennan Companies Inc., 4.38%, 03/15/29	7,719	7,589,674
NMI Holdings Inc., 6.00%, 08/15/29	1,535	1,557,956
PartnerRe Finance B LLC, 3.70%, 07/02/29(a)	2,673	2,540,250
Principal Financial Group Inc., 3.70%, 05/15/29	2,686	2,561,483
Progressive Corp. (The)
4.00%, 03/01/29	2,474	2,404,944
6.63%, 03/01/29(a)	1,659	1,769,776
Reinsurance Group of America Inc., 3.90%, 05/15/29(a)	3,037	2,905,197
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29(a)	2,126	2,001,591
SiriusPoint Ltd., 7.00%, 04/05/29	2,150	2,211,722
Unum Group, 4.00%, 06/15/29(a)	2,252	2,160,510
Willis North America Inc., 2.95%, 09/15/29	3,807	3,469,974
		76,761,557
Internet — 1.0%
Amazon.com Inc.
3.45%, 04/13/29	6,267	6,022,908
4.65%, 12/01/29(a)	6,647	6,696,960
Meta Platforms Inc., 4.30%, 08/15/29(a)	4,390	4,336,935
Netflix Inc., 6.38%, 05/15/29	4,634	4,917,448
		21,974,251
Iron & Steel — 0.1%
ArcelorMittal SA, 4.25%, 07/16/29	2,655	2,574,699
Leisure Time — 0.2%
Brunswick Corp./DE, 5.85%, 03/18/29(a)	2,110	2,146,507
Polaris Inc., 6.95%, 03/15/29(a)	2,815	2,955,788
		5,102,295
Lodging — 1.0%
Choice Hotels International Inc., 3.70%, 12/01/29(a)	2,366	2,205,356
Hyatt Hotels Corp., 5.25%, 06/30/29(a)	3,380	3,390,688
Las Vegas Sands Corp.
3.90%, 08/08/29(a)	4,049	3,768,853
6.00%, 08/15/29	2,405	2,436,925
Marriott International Inc./MD
4.88%, 05/15/29	2,686	2,681,087
4.90%, 04/15/29	4,208	4,204,737
Sands China Ltd., 2.85%, 03/08/29(a)	3,375	3,030,509
		21,718,155
Machinery — 2.1%
Caterpillar Financial Services Corp.
4.38%, 08/16/29(a)	2,427	2,396,163
4.70%, 11/15/29	3,940	3,935,780
4.85%, 02/27/29(a)	2,708	2,729,243
Caterpillar Inc., 2.60%, 09/19/29	2,399	2,193,285
CNH Industrial Capital LLC
5.10%, 04/20/29	2,270	2,279,394
5.50%, 01/12/29(a)	2,350	2,390,146
Deere & Co., 5.38%, 10/16/29	2,038	2,105,480
Dover Corp., 2.95%, 11/04/29(a)	1,698	1,556,009
IDEX Corp., 4.95%, 09/01/29	2,157	2,153,337
Ingersoll Rand Inc., 5.18%, 06/15/29(a)	3,325	3,355,147
John Deere Capital Corp.
2.80%, 07/18/29(a)	2,609	2,417,682
3.35%, 04/18/29(a)	2,480	2,360,179
3.45%, 03/07/29(a)	2,545	2,425,740
4.50%, 01/16/29	4,870	4,836,603
Security	Par (000)	Value
Machinery (continued)
4.85%, 06/11/29	$4,185	$4,207,524
4.85%, 10/11/29(a)	1,750	1,764,259
Nordson Corp., 4.50%, 12/15/29	2,475	2,410,903
Rockwell Automation Inc., 3.50%, 03/01/29	2,794	2,664,184
		48,181,058
Manufacturing — 0.9%
3M Co.
2.38%, 08/26/29(a)	5,138	4,633,667
3.38%, 03/01/29(a)	3,609	3,418,446
Parker-Hannifin Corp.
3.25%, 06/14/29	5,118	4,799,685
4.50%, 09/15/29	5,250	5,193,335
Pentair Finance SARL, 4.50%, 07/01/29	2,082	2,034,647
Textron Inc., 3.90%, 09/17/29	1,649	1,571,585
		21,651,365
Media — 2.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	6,171	5,474,091
5.05%, 03/30/29	6,163	6,052,323
6.10%, 06/01/29	7,401	7,573,346
Comcast Corp.
4.55%, 01/15/29	5,253	5,207,978
5.10%, 06/01/29(a)	3,846	3,897,216
Discovery Communications LLC, 4.13%, 05/15/29	3,837	3,590,494
Fox Corp., 4.71%, 01/25/29	10,358	10,262,278
Paramount Global, 4.20%, 06/01/29(a)	1,607	1,522,553
Walt Disney Co. (The), 2.00%, 09/01/29(a)	10,036	8,936,834
		52,517,113
Mining — 0.2%
Freeport-McMoRan Inc., 5.25%, 09/01/29(a)	1,885	1,890,462
Newmont Corp., 2.80%, 10/01/29(a)	3,386	3,099,846
		4,990,308
Office & Business Equipment — 0.2%
CDW LLC/CDW Finance Corp., 3.25%, 02/15/29	3,753	3,486,737
Oil & Gas — 3.0%
BP Capital Markets America Inc.
4.70%, 04/10/29	5,050	5,029,364
4.87%, 11/25/29(a)	3,340	3,342,744
4.97%, 10/17/29(a)	4,280	4,307,438
Canadian Natural Resources Ltd., 5.00%, 12/15/29(b)	2,890	2,857,214
Chevron USA Inc., 3.25%, 10/15/29	2,917	2,747,444
ConocoPhillips Co., 6.95%, 04/15/29	2,734	2,956,570
Coterra Energy Inc., 4.38%, 03/15/29(a)	2,324	2,260,413
Diamondback Energy Inc., 3.50%, 12/01/29	5,492	5,131,428
EQT Corp., 5.00%, 01/15/29	1,450	1,440,686
Expand Energy Corp., 5.38%, 02/01/29	2,070	2,046,883
Exxon Mobil Corp., 2.44%, 08/16/29(a)	6,161	5,637,992
Helmerich & Payne Inc., 4.85%, 12/01/29(a)(b)	1,680	1,632,455
Hess Corp., 7.88%, 10/01/29	2,381	2,645,781
Occidental Petroleum Corp., 5.20%, 08/01/29	6,390	6,359,098
Patterson-UTI Energy Inc., 5.15%, 11/15/29(a)	1,897	1,859,402
Phillips 66 Co., 3.15%, 12/15/29	2,930	2,702,457
Shell Finance U.S. Inc., 2.38%, 11/07/29	7,458	6,719,761
Shell International Finance BV, 2.38%, 11/07/29(a)	325	295,221
TotalEnergies Capital International SA, 3.46%, 02/19/29(a)	6,236	5,962,348

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® iBonds® Dec 2029 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Valero Energy Corp., 4.00%, 04/01/29(a)	$2,006	$1,927,795
		67,862,494
Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 3.14%, 11/07/29(a)	2,790	2,588,711
NOV Inc., 3.60%, 12/01/29(a)	2,821	2,634,962
		5,223,673
Packaging & Containers — 0.5%
Amcor Group Finance PLC, 5.45%, 05/23/29(a)	2,290	2,316,059
Packaging Corp. of America, 3.00%, 12/15/29(a)	2,472	2,258,554
Sonoco Products Co., 4.60%, 09/01/29(a)	2,820	2,757,996
WRKCo Inc., 4.90%, 03/15/29	3,627	3,614,644
		10,947,253
Pharmaceuticals — 6.5%
AbbVie Inc.
3.20%, 11/21/29	26,285	24,503,481
4.80%, 03/15/29(a)	12,775	12,796,023
Astrazeneca Finance LLC, 4.85%, 02/26/29	6,120	6,145,211
AstraZeneca PLC, 4.00%, 01/17/29(a)	4,830	4,715,555
Becton Dickinson & Co.
4.87%, 02/08/29	2,250	2,246,717
5.08%, 06/07/29	3,480	3,505,939
Bristol-Myers Squibb Co.
3.40%, 07/26/29	11,562	10,927,697
4.90%, 02/22/29(a)	8,820	8,872,589
Cardinal Health Inc.
5.00%, 11/15/29	3,335	3,327,962
5.13%, 02/15/29(a)	3,080	3,100,204
Cencora Inc., 4.85%, 12/15/29(a)	2,375	2,360,497
CVS Health Corp.
3.25%, 08/15/29	8,894	8,164,297
5.00%, 01/30/29	4,807	4,777,371
5.40%, 06/01/29	4,891	4,919,801
Eli Lilly & Co.
3.38%, 03/15/29(a)	3,956	3,790,541
4.20%, 08/14/29(a)	4,576	4,496,673
4.50%, 02/09/29(a)	4,392	4,377,799
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	5,543	5,254,506
Johnson & Johnson
4.80%, 06/01/29(a)	5,086	5,147,250
6.95%, 09/01/29(a)	945	1,043,147
McKesson Corp., 4.25%, 09/15/29(a)	2,665	2,607,465
Merck & Co. Inc., 3.40%, 03/07/29	8,519	8,124,847
Novartis Capital Corp., 3.80%, 09/18/29(a)	5,080	4,908,478
Pfizer Inc., 3.45%, 03/15/29(a)	8,857	8,474,352
		148,588,402
Pipelines — 4.4%
Boardwalk Pipelines LP, 4.80%, 05/03/29	2,476	2,450,585
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29	6,057	5,691,512
Cheniere Energy Partners LP, 4.50%, 10/01/29(a)	7,585	7,359,568
DCP Midstream Operating LP, 5.13%, 05/15/29	3,119	3,118,664
Eastern Gas Transmission & Storage Inc., 3.00%, 11/15/29	1,732	1,586,538
Enbridge Inc.
3.13%, 11/15/29(a)	4,692	4,308,962
5.30%, 04/05/29	3,615	3,647,249
Energy Transfer LP
4.15%, 09/15/29	2,585	2,485,966
5.25%, 04/15/29	7,028	7,064,131
Security	Par (000)	Value
Pipelines (continued)
5.25%, 07/01/29(a)	$4,835	$4,863,572
EnLink Midstream LLC, 5.38%, 06/01/29(a)	2,705	2,718,738
Enterprise Products Operating LLC, 3.13%, 07/31/29	6,464	6,026,705
Kinder Morgan Inc.
5.00%, 02/01/29	6,395	6,387,359
5.10%, 08/01/29(a)	2,677	2,679,932
MPLX LP, 4.80%, 02/15/29	3,886	3,858,778
ONEOK Inc.
3.40%, 09/01/29	3,262	3,038,802
4.35%, 03/15/29(a)	3,364	3,276,121
4.40%, 10/15/29	2,605	2,529,811
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29	5,164	4,820,736
South Bow USA Infrastructure Holdings LLC, 5.03%, 10/01/29(b)	5,107	5,023,773
Targa Resources Corp., 6.15%, 03/01/29(a)	5,170	5,374,116
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.88%, 01/15/29	1,830	1,870,815
Western Midstream Operating LP, 6.35%, 01/15/29	2,765	2,862,948
Williams Companies Inc. (The)
4.80%, 11/15/29	2,170	2,149,331
4.90%, 03/15/29	5,602	5,577,819
		100,772,531
Real Estate — 0.1%
CBRE Services Inc., 5.50%, 04/01/29	2,240	2,277,958
Real Estate Investment Trusts — 6.0%
Alexandria Real Estate Equities Inc.
2.75%, 12/15/29	2,142	1,927,709
4.50%, 07/30/29	1,523	1,486,961
American Homes 4 Rent LP, 4.90%, 02/15/29	1,802	1,790,313
American Tower Corp.
3.80%, 08/15/29	7,906	7,497,632
3.95%, 03/15/29(a)	2,808	2,692,547
5.20%, 02/15/29	3,391	3,409,459
AvalonBay Communities Inc., 3.30%, 06/01/29(a)	1,932	1,816,397
Boston Properties LP, 3.40%, 06/21/29(a)	4,702	4,344,808
Brixmor Operating Partnership LP, 4.13%, 05/15/29(a)	4,094	3,934,108
Camden Property Trust, 3.15%, 07/01/29	2,984	2,779,215
COPT Defense Properties LP, 2.00%, 01/15/29(a)	1,954	1,734,853
Crown Castle Inc.
3.10%, 11/15/29	2,784	2,541,960
4.30%, 02/15/29	2,852	2,769,117
4.90%, 09/01/29	2,765	2,744,450
5.60%, 06/01/29	3,840	3,919,447
CubeSmart LP, 4.38%, 02/15/29	1,692	1,648,960
Digital Realty Trust LP, 3.60%, 07/01/29(a)	4,567	4,323,178
EPR Properties, 3.75%, 08/15/29	1,705	1,579,629
Equinix Inc., 3.20%, 11/18/29	6,461	5,959,056
ERP Operating LP, 3.00%, 07/01/29(a)	3,081	2,847,131
Essex Portfolio LP, 4.00%, 03/01/29(a)	2,332	2,248,687
Extra Space Storage LP
3.90%, 04/01/29	1,875	1,794,259
4.00%, 06/15/29(a)	1,762	1,690,939
Federal Realty OP LP, 3.20%, 06/15/29	1,810	1,675,637
GLP Capital LP/GLP Financing II Inc., 5.30%, 01/15/29	3,913	3,897,209
Healthpeak OP LLC, 3.50%, 07/15/29	3,220	3,017,877

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® iBonds® Dec 2029 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Highwoods Realty LP, 4.20%, 04/15/29	$1,150	$1,094,101
Host Hotels & Resorts LP, Series H, 3.38%, 12/15/29(a)	3,613	3,332,117
Kilroy Realty LP, 4.25%, 08/15/29	2,212	2,081,356
Mid-America Apartments LP, 3.95%, 03/15/29	2,716	2,619,155
Omega Healthcare Investors Inc., 3.63%, 10/01/29	2,617	2,424,697
Piedmont Operating Partnership LP, 6.88%, 07/15/29	1,400	1,436,814
Prologis LP
2.88%, 11/15/29	2,390	2,193,145
4.38%, 02/01/29	1,706	1,678,506
Public Storage Operating Co.
3.39%, 05/01/29	2,542	2,407,044
5.13%, 01/15/29(a)	2,168	2,199,140
Realty Income Corp.
3.10%, 12/15/29(a)	3,118	2,871,226
3.25%, 06/15/29(a)	2,001	1,871,013
4.00%, 07/15/29	2,087	2,011,176
4.75%, 02/15/29(a)	2,280	2,265,146
Regency Centers LP, 2.95%, 09/15/29(a)	2,664	2,443,546
Sabra Health Care LP, 3.90%, 10/15/29	2,024	1,900,003
Simon Property Group LP, 2.45%, 09/13/29(a)	5,785	5,203,333
Store Capital LLC, 4.63%, 03/15/29	1,668	1,609,155
Sun Communities Operating LP, 5.50%, 01/15/29(a)	2,770	2,796,173
UDR Inc., 4.40%, 01/26/29	1,638	1,596,943
Ventas Realty LP, 4.40%, 01/15/29	4,041	3,942,282
Welltower OP LLC
2.05%, 01/15/29	2,518	2,257,895
4.13%, 03/15/29	2,749	2,666,769
Weyerhaeuser Co., 4.00%, 11/15/29	3,625	3,465,542
WP Carey Inc., 3.85%, 07/15/29(a)	1,589	1,514,932
		135,952,747
Retail — 2.7%
AutoZone Inc.
3.75%, 04/18/29(a)	2,156	2,062,134
5.10%, 07/15/29	3,446	3,463,866
Darden Restaurants Inc., 4.55%, 10/15/29	2,190	2,141,680
Genuine Parts Co., 4.95%, 08/15/29(a)	4,240	4,212,910
Home Depot Inc. (The)
2.95%, 06/15/29	7,898	7,361,519
4.75%, 06/25/29	5,475	5,490,607
4.90%, 04/15/29	3,496	3,528,462
Lowe's Companies Inc.
3.65%, 04/05/29(a)	7,923	7,569,901
6.50%, 03/15/29(a)	1,815	1,936,801
McDonald's Corp.
2.63%, 09/01/29(a)	5,235	4,783,399
5.00%, 05/17/29(a)	3,085	3,114,472
O'Reilly Automotive Inc., 3.90%, 06/01/29	2,913	2,800,045
Starbucks Corp., 3.55%, 08/15/29(a)	5,085	4,827,990
Target Corp., 3.38%, 04/15/29(a)	5,115	4,872,700
Walmart Inc.
2.38%, 09/24/29(a)	1,198	1,095,244
3.25%, 07/08/29(a)	3,155	3,001,236
		62,262,966
Semiconductors — 3.6%
Applied Materials Inc., 4.80%, 06/15/29	4,060	4,081,670
Broadcom Inc.
4.00%, 04/15/29(b)	3,476	3,352,760
Security	Par (000)	Value
Semiconductors (continued)
4.75%, 04/15/29	$7,696	$7,644,542
5.05%, 07/12/29	10,856	10,900,699
Intel Corp.
2.45%, 11/15/29	10,304	9,115,191
4.00%, 08/05/29	4,145	3,965,807
KLA Corp., 4.10%, 03/15/29	4,475	4,368,580
Lam Research Corp., 4.00%, 03/15/29	5,107	4,979,345
Marvell Technology Inc., 5.75%, 02/15/29(a)	3,091	3,165,084
Microchip Technology Inc., 5.05%, 03/15/29	5,250	5,239,257
Micron Technology Inc.
5.33%, 02/06/29	3,427	3,449,485
6.75%, 11/01/29	6,115	6,511,411
NXP BV/NXP Funding LLC/NXP USA Inc., 4.30%, 06/18/29	4,854	4,717,230
Qorvo Inc., 4.38%, 10/15/29(a)	4,175	3,946,168
Texas Instruments Inc.
2.25%, 09/04/29	3,984	3,588,614
4.60%, 02/08/29(a)	2,260	2,258,422
TSMC Arizona Corp., 4.13%, 04/22/29(a)	1,615	1,575,215
		82,859,480
Software — 2.7%
Adobe Inc., 4.80%, 04/04/29	3,065	3,082,591
AppLovin Corp., 5.13%, 12/01/29	5,634	5,623,168
Atlassian Corp., 5.25%, 05/15/29	2,860	2,887,553
Broadridge Financial Solutions Inc., 2.90%, 12/01/29	4,272	3,874,012
Cadence Design Systems Inc., 4.30%, 09/10/29(a)	4,345	4,255,443
Fidelity National Information Services Inc., 3.75%, 05/21/29	1,540	1,462,869
Fiserv Inc., 3.50%, 07/01/29	14,905	14,017,443
Oracle Corp.
4.20%, 09/27/29	8,280	8,022,507
6.15%, 11/09/29	5,585	5,855,049
Roper Technologies Inc.
2.95%, 09/15/29	3,891	3,569,825
4.50%, 10/15/29(a)	2,787	2,738,305
Take-Two Interactive Software Inc., 5.40%, 06/12/29	2,000	2,026,664
Workday Inc., 3.70%, 04/01/29	4,210	4,013,556
		61,428,985
Telecommunications — 4.2%
America Movil SAB de CV, 3.63%, 04/22/29	4,715	4,454,238
AT&T Inc., 4.35%, 03/01/29	15,397	15,104,452
Cisco Systems Inc., 4.85%, 02/26/29	10,466	10,544,758
Juniper Networks Inc., 3.75%, 08/15/29	2,427	2,308,503
Motorola Solutions Inc.
4.60%, 05/23/29	4,369	4,302,502
5.00%, 04/15/29	2,340	2,342,982
Rogers Communications Inc., 5.00%, 02/15/29	6,500	6,466,245
T-Mobile USA Inc.
2.40%, 03/15/29	2,517	2,274,599
2.63%, 02/15/29	4,757	4,348,001
3.38%, 04/15/29(a)	10,988	10,311,174
4.20%, 10/01/29	4,025	3,901,618
4.85%, 01/15/29	4,547	4,534,599
Verizon Communications Inc.
3.88%, 02/08/29	5,400	5,215,576
4.02%, 12/03/29	19,810	19,058,461
		95,167,708

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® iBonds® Dec 2029 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Toys, Games & Hobbies — 0.2%
Hasbro Inc., 3.90%, 11/19/29	$4,538	$4,276,317
Transportation — 1.4%
Canadian Pacific Railway Co., 2.88%, 11/15/29(a)	2,406	2,207,595
CSX Corp., 4.25%, 03/15/29	4,871	4,782,637
FedEx Corp., 3.10%, 08/05/29(a)	5,098	4,724,604
Norfolk Southern Corp., 2.55%, 11/01/29	2,049	1,854,226
Ryder System Inc.
4.90%, 12/01/29	1,515	1,502,879
4.95%, 09/01/29	1,320	1,315,552
5.38%, 03/15/29(a)	2,534	2,569,424
5.50%, 06/01/29	1,320	1,343,473
Union Pacific Corp.
3.70%, 03/01/29	4,030	3,875,246
6.63%, 02/01/29	2,005	2,148,023
United Parcel Service Inc.
2.50%, 09/01/29	2,116	1,923,018
3.40%, 03/15/29	3,722	3,544,513
		31,791,190
Trucking & Leasing — 0.1%
GATX Corp., 4.70%, 04/01/29	2,987	2,947,002
Water — 0.2%
American Water Capital Corp., 3.45%, 06/01/29(a)	2,788	2,635,031
Essential Utilities Inc., 3.57%, 05/01/29(a)	1,910	1,800,046
		4,435,077
Total Long-Term Investments — 98.3% (Cost: $2,240,038,782)		2,242,984,307
Security	Shares	Value
Short-Term Securities
Money Market Funds — 9.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(c)(d)(e)	206,890,275	$206,993,720
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(c)(d)	12,240,000	12,240,000
Total Short-Term Securities — 9.6% (Cost: $219,201,142)		219,233,720
Total Investments — 107.9% (Cost: $2,459,239,924)		2,462,218,027
Liabilities in Excess of Other Assets — (7.9)%		(180,902,632)
Net Assets — 100.0%		$2,281,315,395

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$194,107,777	$12,921,264 (a)	$—	$(4,287)	$(31,034)	$206,993,720	206,890,275	$114,817 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,720,000	6,520,000 (a)	—	—	—	12,240,000	12,240,000	79,445	—
				$(4,287)	$(31,034)	$219,233,720		$194,262	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® iBonds® Dec 2029 Term Corporate ETF

Fair Value Hierarchy as of Period End (continued)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$2,242,984,307	$—	$2,242,984,307
Short-Term Securities
Money Market Funds	219,233,720	—	—	219,233,720
	$219,233,720	$2,242,984,307	$—	$2,462,218,027